DISCONTINUED OPERATIONS (Details Narrative) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Net book value of assets and liabilities		$ 0	$ 0
Number of common stock receive from FTRS, value		551,127
Number of common stock of FTRS	$ 500,000	500,000
Cash consideration	2,000,000	$ 2,000,000
Number of common stock receive from FTRS		9,518,605
Number of common stock receive from FTRS, per share amount		$ 0.0579
On October 5, 2023
Number of common stock receive from FTRS, value	$ 551,127
Number of common stock receive from FTRS	9,518,605
Number of common stock receive from FTRS, per share amount	$ 0.0579